RELATED-PARTY TRANSACTIONS AND BALANCES (Tables) - GNQ INSILICO INC [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES

Amounts due from related parties consisted of the following:

	March 31, 2026	December 31, 2025
Due from Green Sky Labs Inc.	$1,597,672	$1,612,672
Due from My Next Health Inc. (Canada)	-	887,131
Due from My Next Health Inc. (US)	88,663	814,432
Total	$1,686,335	$3,314,235

Amounts due from related parties consisted of the following:

	2025	2024
Due from Green Sky Labs Inc. (“GSL”)	$1,612,672	$1,672,672
Due from My Next Health Inc. – Canada	887,132	120,386
Due from My Next Health Inc. – US	814,431	-
Total	$3,314,235	$1,793,058

Amounts due from related parties are governed by revolving loan agreements dated August 23, 2023 entered into with both GSL and MNH. The arrangement operates on a non-interest bearing basis with no fixed terms of repayment and permits the netting of balances between the parties. Under these agreements, the net balance with each counterparty reflects cumulative advances made between the parties, reduced by expenses paid by GSL or MNH on behalf of the Company, and increased by expenses paid by the Company on behalf of GSL or MNH. These balances are not intended to be settled in full within twelve months and are therefore classified as non-current assets. The Company has assessed the recoverability of these balances and determined that no impairment is required as at December 31, 2025 or 2024.

As at December 31, 2024, the net position with MNH represented a payable from the Company to MNH and was classified within due to related parties. As at December 31, 2025, the net position with MNH-US reversed to a receivable and has been reclassified accordingly to due from related parties.

ii.	Due to Related Parties

Amounts due to related parties consisted of the following:

	2025	2024
Due to My Next Health Inc.-US	-	$1,149,344
Total	-	$1,149,344

SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES

Amounts due to related parties in respect of accounts payable and accrued liabilities consisted of the following:

	March 31, 2026	December 31, 2025
Consulting fees & expense reimbursements to CTO	$16,342	$88,022
Expense reimbursement to the CEO	6,789	6,892
Payroll and expenses payable to Nimish Saxena	-	1,587
Accounting fees payable to related party	-	1,500
Total	$23,131	$98,001

Amounts due to related parties in respect of accounts payable consisted of the following:

	2025	2024
Consulting fees payable to CTO	$88,022	$40,000
Payroll and consulting fees payable to Nimish Saxena	1,587	5,416
Expense reimbursement to the CEO	6,892	4,547
Fee payable to Tsamutalis & Company, LLC	1,500	-
Total	$98,001	$49,963

SCHEDULE OF INVESTMENT RELATED PARTY

The Company holds an investment in Trenchant. The continuity of this investment is as follows:

	Trenchant Common Shares	Trenchant Warrants	Total
Opening Balance, January 1, 2025	701,950	62,819	764,769
Loss on fair value of investment	(333,502)	(60,116)	(393,618)
Balance, December 31, 2025	$368,448	$2,703	$371,151
Loss on fair value of investment	30,068	(2,695)	27,373
Balance, March 31, 2026	$398,516	$8	$398,524

The Company holds an investment in Trenchant. The continuity of this investment is as follows:

	Trenchant Common Shares	Trenchant Warrants	Total
Initial recognition (April 29, 2024)	$1,848,805	$277,445	$2,126,250
Loss on fair value of investment	(1,146,855)	(214,626)	(1,361,481)
Balance, December 31, 2024	701,950	62,819	764,769
Loss on fair value of investment	(333,502)	(60,116)	(393,618)
Balance, December 31, 2025	$368,448	$2,703	$371,151

SCHEDULE OF SHORT-TERM LOAN	Short-term loan consisted of the following:
	March 31, 2026	December 31, 2025
Bearco Investments Ltd.	$20,000	$20,000
Total	$20,000	$20,000